Long-term Debt	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term Debt:
11. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:
	December 31,
	2015	2016
Secured Credit Facilities- Drybulk Segment	$218,185	$16,935
Less: Deferred financing costs	(636)	(124)

Total debt	217,549	16,811
Less: Current portion	(217,549)	(16,811)

Long-term portion	$-	$-

Term bank loans and credit facilities
The bank loans are payable in U.S. Dollars in quarterly installments with balloon payments due at maturity until March 2020. Interest rates on the outstanding loans as at December 31, 2016, are based on LIBOR plus a margin.
On March 31, 2016, the shares of the owning companies of the vessels Rangiroa, Fakarava and Negonego were delivered to their new owners who also assumed the respective outstanding amount of the loan associated with the vessels, which had a balance of $87,070, as of that date.
On September 9, 2016, following the delivery of the vessel Coronado to its new owners, the Company repaid $4,250 of the outstanding amount under a Secured Credit Facility, dated March 31, 2006.
On September 21, 2016, the shares of the owning company of the vessel Oregon, were delivered to their new owners who also assumed the respective outstanding amount of the loan associated with the vessel, which had a balance of $12,500, as of that date.
On October 31, 2016, the shares of the owning companies of the vessels Amalfi, Galveston and Samatan were delivered to their new owners who also assumed the respective outstanding amount of the loan associated with the vessels, which had a balance of $73,620, including accrued interest as of that date.
On November 7, 2016 and November 15, 2016 the Company delivered the vessels Ocean Crystal and Sonoma to their new owners, making repayments equal to $3,720 and $3,950, respectively of the outstanding amount under a Secured Credit Facility, dated March 31, 2006.
On November 18, 2016, the Company reached an agreement for the settlement of its outstanding obligation under a loan agreement dated June 20, 2008, with the respective lender. Under the terms of the agreement, the lending bank agreed to a write-off of almost half of the outstanding principal and interest due. A gain of $8,366 was recognized as part of the transaction included in “Gain on debt restructuring” in the accompanying consolidated statement of operations for the year ended December 31, 2016. On November 18, 2016, the Company repaid $8,200 of principal, as per agreement and will have to pay an additional amount of $2,000 over the next 9 months against a full and final settlement of all of its obligations under the credit documents.
On November 30, 2016, Sifnos became the lender of record under two Syndicated Loans previously arranged by HSH Nordbank, with outstanding balance of an aggregate of $85,066 under the ex-HSH Syndicated Facilities. As part of the transaction $1,825 of overdue interest under the ex-HSH Syndicated facilities was written off.
The aggregate available undrawn amount under the Company's facilities at December 31, 2015 and 2016 was $0.
The weighted-average interest rates on the above outstanding debt were: 6.60%, 4.98% and 3.15% for the years ended December 31, 2014, 2015 and 2016, respectively.
The table below presents the movement for bank loans throughout 2016:
Loan	Loan agreement date	Original Amount	December 31, 2015	New Loans/Interest capitalized	Repayments/Transfers/Write offs	December 31, 2016
Secured Credit Facility	October 5, 2007	$90,000	$43,700	—	(43,700)	$—
Secured Credit Facility	June 20, 2008	103,200	18,250	316	(16,566)	2,000
Secured Credit Facility	November 16, 2007	47,000	12,500	—	(12,500)	—
Secured Credit Facility	March 13, 2008	130,000	27,567	—	(27,567)	—
Secured Credit Facility	March 31, 2006	753,637	101,572	—	(101,572)	—
Secured Credit Facility	March 19, 2012	19,065	14,596	438	(99)	14,935

			$218,185	754	(202,004)	$16,935

The Company's secured credit facility dated March 19, 2012 as well as the New Revolving Facility (Note 4), are secured by a first priority mortgage over the Company's vessels, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.
As of December 31, 2016, the Company was in breach of certain financial covenants regarding its secured credit facility dated March 19, 2012 and has not made principal repayments and interest payments under this agreement. However, the Company is in settlement discussions with the related commercial lender, while all other commercial credit facilities had been either settled or refinanced as discussed above. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified the respective bank loan amounting to $14,935, as current liability, at December 31, 2016.
Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2014, 2015 and 2016, amounted to $367,996, $177,537 and $8,299, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying consolidated statement of operations.
The annual principal payments required to be made after December 31, 2016, including balloon payments, totaling $16,935 due through December 31, 2017 are as follows:
2017	$16,935
Total principal payments	16,935
Less: Financing fees	(124)

Total debt	$16,811